[Logo - American Funds/R/]

Prospectus Supplement
February 1, 2007

For the following funds with prospectuses dated
March 1, 2006 - January 1, 2007

AMCAP Fund,/R/ Inc.
American Balanced Fund,/R/ Inc.
American High-Income Municipal Bond Fund,/R/ Inc.
American High-Income Trust/SM/
American Mutual Fund,/R/ Inc.
The Bond Fund of America,/SM/ Inc.
Capital Income Builder,/R/ Inc.
Capital World Bond Fund,/R/ Inc.
The Cash Management Trust of America/R/
EuroPacific Growth Fund/R/
Fundamental Investors,/SM/ Inc.
The Growth Fund of America,/R/ Inc.
The Income Fund of America,/R/ Inc.
Intermediate Bond Fund of America/R/
The Investment Company of America/R/
Limited Term Tax-Exempt Bond Fund of America/SM/
New Perspective Fund,/R/ Inc.
New World Fund,/SM/ Inc.
Short-Term Bond Fund of America,/SM/ Inc.
SMALLCAP World Fund,/R/ Inc.
The Tax-Exempt Bond Fund of America,/R/ Inc.
The Tax-Exempt Fund of California/R/
The Tax-Exempt Fund of Maryland/R/
The Tax-Exempt Fund of Virginia/R/
The Tax-Exempt Money Fund of America/SM/
U.S. Government Securities Fund/SM/
The U.S. Treasury Money Fund of America/SM/
Washington Mutual Investors Fund,/SM/ Inc.

Keep this Supplement with your Prospectus and/or Retirement Plan Prospectus.
References to "fund" below should be construed in the plural as applicable in the case of multi-fund prospectuses.

1. Beginning February 1, 2007, the "Rollovers from retirement plans to IRAs" section of the Prospectus and Retirement Plan Prospectus is amended in its entirety to read as follows:

Rollovers from retirement plans to IRAs

[Prospectus for tax-exempt funds adds: The fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts.]

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. [Retirement Plan Prospectus adds: More information on Class B, C and F shares can be found in the fund’s prospectus for nonretirement plan shareholders.] Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

• rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
• rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:
— the assets being rolled over were invested in American Funds at the time of distribution; and
— the rolled over assets are contributed to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

2. Beginning February 1, 2007, the discussion under "Frequent trading of fund shares" in the "Purchase and exchange of shares" section of the Prospectus and in the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus is amended in its entirety to read as follows:

Frequent trading of fund shares
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.
In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of directors/trustees has also adopted certain policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund’s "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that is reasonably designed to achieve the objective of the purchase blocking policy. Shareholders should refer to disclosures provided by the intermediaries with which they have an account to determine the specific trading restrictions that apply to the shareholder. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares (if offered by the fund); purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Notwithstanding the fund’s purchase blocking policy, all transactions in fund shares remain subject to the fund’s and American Funds Distributors’ right to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a purchase block under the policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

3. Beginning February 1, 2007, the discussion under "Purchases and exchanges" in the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus is amended in its entirety to read as follows:

Purchases and exchanges
Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. In addition, Class R-5 shares are available for investment by American Funds Target Date Retirement Series. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth Individual Retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

MFGEBS-009-0107P Litho in USA CGD/MW/9774-S9293

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
SUPPLEMENT FOR THE FUND.

/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY

[Logo - American Funds/R/]

Prospectus Supplement
February 1, 2007

For the following funds with prospectuses dated
March 1, 2006 - January 1, 2007

AMCAP Fund,/R/ Inc.
American Balanced Fund,/R/ Inc.
American High-Income Municipal Bond Fund,/R/ Inc.
American High-Income Trust/SM/
American Mutual Fund,/R/ Inc.
The Bond Fund of America,/SM/ Inc.
Capital Income Builder,/R/ Inc.
Capital World Bond Fund,/R/ Inc.
The Cash Management Trust of America/R/
EuroPacific Growth Fund/R/
Fundamental Investors,/SM/ Inc.
The Growth Fund of America,/R/ Inc.
The Income Fund of America,/R/ Inc.
Intermediate Bond Fund of America/R/
The Investment Company of America/R/
Limited Term Tax-Exempt Bond Fund of America/SM/
New Perspective Fund,/R/ Inc.
New World Fund,/SM/ Inc.
Short-Term Bond Fund of America,/SM/ Inc.
SMALLCAP World Fund,/R/ Inc.
The Tax-Exempt Bond Fund of America,/R/ Inc.
The Tax-Exempt Fund of California/R/
The Tax-Exempt Fund of Maryland/R/
The Tax-Exempt Fund of Virginia/R/
The Tax-Exempt Money Fund of America/SM/
U.S. Government Securities Fund/SM/
The U.S. Treasury Money Fund of America/SM/
Washington Mutual Investors Fund,/SM/ Inc.

Keep this Supplement with your Prospectus and/or Retirement Plan Prospectus.
References to "fund" below should be construed in the plural as applicable in the case of multi-fund prospectuses.

1. Beginning February 1, 2007, the "Rollovers from retirement plans to IRAs" section of the Prospectus and Retirement Plan Prospectus is amended in its entirety to read as follows:

Rollovers from retirement plans to IRAs

[Prospectus for tax-exempt funds adds: The fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts.]

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. [Retirement Plan Prospectus adds: More information on Class B, C and F shares can be found in the fund’s prospectus for nonretirement plan shareholders.] Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

• rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
• rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:
— the assets being rolled over were invested in American Funds at the time of distribution; and
— the rolled over assets are contributed to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

2. Beginning February 1, 2007, the discussion under "Frequent trading of fund shares" in the "Purchase and exchange of shares" section of the Prospectus and in the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus is amended in its entirety to read as follows:

Frequent trading of fund shares
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.
In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of directors/trustees has also adopted certain policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund’s "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that is reasonably designed to achieve the objective of the purchase blocking policy. Shareholders should refer to disclosures provided by the intermediaries with which they have an account to determine the specific trading restrictions that apply to the shareholder. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares (if offered by the fund); purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Notwithstanding the fund’s purchase blocking policy, all transactions in fund shares remain subject to the fund’s and American Funds Distributors’ right to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a purchase block under the policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

3. Beginning February 1, 2007, the discussion under "Purchases and exchanges" in the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus is amended in its entirety to read as follows:

Purchases and exchanges
Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. In addition, Class R-5 shares are available for investment by American Funds Target Date Retirement Series. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth Individual Retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

MFGEBS-009-0107P Litho in USA CGD/MW/9774-S9293